Condensed Interim Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash	$ 1,322	$ 308
Receivables and other current assets	89	59
Due from related party	287	55
TOTAL CURRENT ASSETS	1,698	422
NON-CURRENT ASSETS
Equipment	11	21
Exploration and evaluation assets	39,161	39,103
Advance		50
Investment	428	48
TOTAL NON-CURRENT ASSETS	39,600	39,222
TOTAL ASSETS	41,298	39,644
LIABILITIES
Trade payables and accrued liabilities	622	362
Provision for restoration obligation		267
TOTAL LIABILITIES	622	629
EQUITY
Share capital – preferred	591	591
Share capital – common	91,880	89,627
Reserve	3,188	2,096
Deficit	(54,983)	(53,299)
TOTAL EQUITY	40,676	39,015
TOTAL LIABILITIES AND EQUITY	$ 41,298	$ 39,644